Appendix 1 Enel Americas Group Entities	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Appendix 1 Enel Americas Group Entities

APPENDIX 1 ENEL AMÉRICAS GROUP ENTITIES:

This appendix is part of Note 2.4, “Subsidiaries.”

Taxpayer ID No.	Company	Functinal Currency	% Ownership as of 12/31/2017			% Ownership as of 12/31/2016			% Ownership as of 01/01/2016			Relationship	Country	Business Activity
	Company	Functinal Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Business Activity

Foreign	Enel Distribución Río S.A. (formerly Ampla Energía E Serviços S.A.)	Real	0.00%	99.64%	99.64%	31.73%	67.91%	99.64%	13.68%	85.95%	99.63%	Subsidiary	Brazil	Electric energy production, transportation and distribution
Foreign	EGP Cachoeira Dourada S.A.	Real	0.00%	99.75%	99.75%	0.00%	99.75%	99.75%	0.00%	99.61%	99.61%	Subsidiary	Brazil	Generation and sale of electricity
Foreign	Central Dock Sud, S.A.	Argentine peso	0.00%	70.24%	70.24%	0.00%	70.24%	70.24%	0.00%	69.99%	69.99%	Subsidiary	Argentina	Electric energy generation, transmission and distribution
Foreign	Enel Generación Fortaleza S.A.	Real	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	Subsidiary	Brazil	Development of a thermoelectric project
Foreign	Chinango S.A.C.	Peruvian Soles	0.00%	80.00%	80.00%	0.00%	80.00%	80.00%	0.00%	80.00%	80.00%	Subsidiary	Peru	Electric energy generation, sales and distribution
Foreign	Enel Cien S.A. (formerly named Cien S.A.)	Real	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	Subsidiary	Brazil	Electric energy generation, transportation and distribution
Foreign	Compañía de Transmisión del Mercosur S.A.	Argentine peso	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	0.00%	99.99%	99.99%	Subsidiary	Argentina	Electric energy generation, transportation and distribution
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A. (3)	Colombian peso	48.30%	0.00%	48.30%	48.41%	0.00%	48.41%	21.14%	36.01%	57.15%	Subsidiary	Colombia	Electric energy distribution and sales
Foreign	Enel Distribución Ceará S.A.	Real	0.00%	74.05%	74.05%	15.18%	58.87%	74.05%	15.18%	58.87%	74.05%	Subsidiary	Brazil	Complete electric energy cycle
Foreign	Distrilec Inversora S.A.	Argentine peso	51.50%	0.00%	51.50%	51.50%	0.00%	51.50%	27.19%	24.31%	51.50%	Subsidiary	Argentina	Portfolio company
Foreign	Enel Generación Perú (formerly named Edegel S.A.A.)	Peruvian Soles	0.00%	83.60%	83.60%	29.40%	54.20%	83.60%	0.00%	83.60%	83.60%	Subsidiary	Peru	Electric energy generation, sales and distribution
Foreign	Electrica Cabo Blanco, S.A.C. (6)	Peruvian Soles	0.00%	0.00%	0.00%	80.00%	20.00%	100.00%	80.00%	20.00%	100.00%	Subsidiary	Peru	Portfolio company
Foreign	Emgesa S.A. E.S.P. (1)	Colombian peso	48.48%	0.00%	48.48%	48.48%	0.00%	48.48%	21.60%	34.83%	56.43%	Subsidiary	Colombia	Electric energy generation
Foreign	Emgesa Panama S.A. (1)	U.S. dollar	0.00%	0.00%	0.00%	0.00%	48.48%	48.48%	0.00%	56.43%	56.43%	Subsidiary	Panama	Purchase/Sale of electric energy
Foreign	Enel Distribución Perú S.A. (formerly named Edelnor S.A.A.)	Peruvian Soles	0.00%	83.18%	83.18%	24.00%	51.68%	75.68%	24.00%	51.68%	75.68%	Subsidiary	Peru	Electric energy distribution and sales
Foreign	Empresa Distribuidora Sur S.A.	Argentine peso	0.00%	99.45%	99.45%	0.00%	99.45%	99.45%	22.25%	77.20%	99.45%	Subsidiary	Argentina	Electric energy distribution and sales
Foreign	Enel Generación Piura (formerly named Empresa Eléctrica Piura S.A.)	Peruvian Soles	0.00%	96.50%	96.50%	0.00%	96.50%	96.50%	0.00%	96.50%	96.50%	Subsidiary	Peru	Electric energy generation (thermal and natural gas)
Foreign	Enel Argentina S.A. (formerly named Endesa Argentina S.A.)	Argentine peso	99.88%	0.00%	99.88%	99.88%	0.12%	100.00%	0.00%	100.00%	100.00%	Subsidiary	Argentina	Portfolio company
Foreign	Enel Brasil S.A.	Real	97.67%	2.33%	100.00%	90.06%	9.94%	100.00%	50.09%	49.91%	100.00%	Subsidiary	Brazil	Portfolio company
Foreign	Enel Trading Argentina S.R.L.	Argentine peso	55.00%	45.00%	100.00%	55.00%	45.00%	100.00%	55.00%	45.00%	100.00%	Subsidiary	Argentina	Wholesale purchase and sale of electric energy
Foreign	Enel Generación Costanera S.A.	Argentine peso	0.00%	75.68%	75.68%	0.00%	75.68%	75.68%	0.00%	75.68%	75.68%	Subsidiary	Argentina	Electric energy generation and sales
Foreign	Enel Soluciones S.A. (formerly named EN-Brasil Comercio e Servicios S.A.)	Real	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	Subsidiary	Brazil	Rendering of services for energy industry and others
Foreign	Eólica Fazenda Nova-Geracao e Comercializacao de Energia S.A.	Real	0.00%	0.00%	0.00%	0.00%	99.95%	99.95%	0.00%	99.95%	99.95%	Subsidiary	Brazil	Energy generation, transmission, distribution and sales
Foreign	Enel Peru S.A.C. (6)	Peruvian Soles	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%	Subsidiary	Peru	Portfolio company
Foreign	Generandes Perú S.A. (6)	Peruvian Soles	0.00%	0.00%	0.00%	100.00%	0.00%	100.00%	39.00%	61.00%	100.00%	Subsidiary	Peru	Portfolio company
Foreign	Enel Generación El Chocón S.A. (formerly named Hidroeléctrica El Chocón S.A.)	Argentine peso	0.00%	67.67%	67.67%	0.00%	67.67%	67.67%	0.00%	67.67%	67.67%	Subsidiary	Argentina	Electric energy production and sales
Foreign	Hidroinvest S.A.	Argentine peso	41.94%	54.76%	96.70%	41.94%	54.15%	96.09%	0.00%	96.09%	96.09%	Subsidiary	Argentina	Portfolio company
Foreign	Ingendesa do Brasil Ltda.	Real	1.00%	0.00%	1.00%	1.00%	0.00%	1.00%	0.00%	100.00%	100.00%	Subsidiary	Brazil	Project engineering consulting
Foreign	Inversiones Distrilima S.A. (6)	Peruvian Soles	0.00%	0.00%	0.00%	100.00%	0.00%	100.00%	34.99%	50.21%	85.20%	Subsidiary	Peru	Portfolio company
Foreign	Inversora Dock Sud, S.A.	Argentine peso	57.14%	0.00%	57.14%	57.14%	0.00%	57.14%	57.14%	0.00%	57.14%	Subsidiary	Argentina	Portfolio company
Foreign	Inversora Codensa S.A.S.	Colombian peso	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	Subsidiary	Colombia	Investment in domestic public energy services
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombian peso	0.00%	99.85%	99.85%	0.00%	99.85%	99.85%	0.00%	100.00%	100.00%	Subsidiary	Colombia	Investment, construction and maintenance of public or private wharves and ports
Foreign	Southern Cone Power Argentina S.A. (2)	Argentine peso	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	100.00%	Subsidiary	Argentina	Portfolio company
Foreign	Transportadora de Energía S.A.	Argentine peso	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%	Subsidiary	Argentina	Electric energy production, transportation and distribution
99.573.910-0	Chilectra Inversud S.A. (4)	Chilean peso	0.00%	0.00%	0.00%	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%	Subsidiary	Chile	Portfolio company
Foreign	CELG Distribuição S.A.	Real	0.00%	99.93%	99.93%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	Subsidiary	Brazil	Electric energy distribution and sales
Foreign	Enel Green Power Proyectos I (Volta Grande)	Real	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	Subsidiary	Brazil	Electric energy distribution and sales

(1)	See Note 2.4.2.
(2)	In May 2016, this company was merged with Enel Argentina, with the latter as the surviving company.
(3)	In October 1, 2016, Codensa merged with Distribuidora Eléctrica de Cundinamarca S.A. (See Note 7.1)
(4)	On January 1, 2017, Chilectra Inversud was taken over by Enel Américas, the latter became the legal successor.
(5)	On February 14, 2017, our subsidiary Enel Brasil bought 99.88% of the ownership interest of CELG Distribuição S.A. (See Note 7.2)
(6)	On May 5, 2017, these entities were taken over by Enel Perú S.A.C. The latter became the legal successor.